Equity Backstop Commitment - Additional Information (Detail)	Dec. 31, 2016 USD ($)	Aug. 02, 2016 USD ($) Director
Equity Purchase Agreement [Line Items]
No of director | Director		1
Leucadia
Equity Purchase Agreement [Line Items]
Equity offering cost		$ 1,000,000
Class A Voting Common Stock | Maximum
Equity Purchase Agreement [Line Items]
Percentage of shares purchased in the offering		50.00%
Class A Voting Common Stock | Scenario Forecast | Leucadia | Maximum
Equity Purchase Agreement [Line Items]
Commitment amount	$ 20,000,000
Equity offering threshold amount of long-term debt	295,000,000
Class A Voting Common Stock | Scenario Forecast | Leucadia | Minimum
Equity Purchase Agreement [Line Items]
Minimum aggregate offering price of equity securities excluding commitment amount	$ 40,000,000